Employee Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of components of period benefit costs

The components of period benefit costs for the Direct Plans for the years ended December 31, 2015, 2014 and 2013 are as follows:

	Pension Plans			Postretirement Health and Other
(in millions)	2015	2014	2013	2015	2014	2013
Service cost - benefits earned during the year	$0.4	$0.5	$0.5	$—	$—	$0.1
Interest cost of projected benefit obligation	6.5	8.1	6.8	0.1	0.2	0.2
Expected return on assets	(5.4)	(7.1)	(5.5)	—	—	—
Amortization of prior service cost	—	—	—	—	(0.3)	(0.1)
Amortization of actuarial net loss (gain)	1.2	0.9	1.3	(0.1)	(0.1)	—
Curtailment gain recognized	—	—	—	—	—	(0.8)

Net periodic benefit cost	$2.7	$2.4	$3.1	$—	$(0.2)	$(0.6)

Weighted average assumptions:
Discount rate	3.5%	4.4%	4.0%	3.7%	4.5%	3.6%
Expected return on plan assets	3.5%	4.5%	3.9%	N/A	N/A	N/A
Rate of compensation increase	4.0%	4.0%	3.5%	1.5%	1.5%	3.0%

Reconciliation Changes in benefit Obligation

The following is a reconciliation of the changes in benefit obligation, the changes in plan assets, and the funded status of the Direct Plans as of December 31, 2015 and 2014:

	Pension Plans		Postretirement Health and Other
(in millions)	2015	2014	2015	2014
Change in Benefit Obligation
Benefit obligation, beginning of year	$195.0	$186.0	$2.8	$3.3
Service cost	0.4	0.5	—	—
Interest cost	6.5	8.1	0.1	0.2
Participant contributions	—	0.1	0.3	0.3
Medicare subsidies received	—	—	—	0.1
Plan settlements	—	1.7	—	—
Actuarial (gain) loss	(5.5)	19.3	0.7	(0.5)
Currency translation adjustment	(8.8)	(10.0)	(0.2)	(0.1)
Benefits paid	(10.4)	(10.7)	(0.5)	(0.5)

Benefit obligation, end of year	$177.2	$195.0	$3.2	$2.8

Change in Plan Assets
Fair value of plan assets, beginning of year	$162.1	$159.5	$—	$—
Actual return on plan assets	0.6	18.6	—	—
Employer contributions	3.1	3.1	0.2	0.1
Participant contributions	—	0.1	0.3	0.3
Medicare subsidies received	—	—	—	0.1
Currency translation adjustment	(7.5)	(8.5)	—	—
Benefits paid	(10.4)	(10.7)	(0.5)	(0.5)

Fair value of plan assets, end of year	147.9	162.1	—	—

Funded status	$(29.3)	$(32.9)	$(3.2)	$(2.8)

Amounts recognized in the Combined Balance sheet at December 31
Pension asset	$—	$—	$—	$—
Pension obligation	(29.3)	(32.9)	—	—
Postretirement health and other benefit obligations	—	—	(3.2)	(2.8)

Net amount recognized	$(29.3)	$(32.9)	$(3.2)	$(2.8)

Weighted-Average Assumptions
Discount rate	3.7%	3.5%	3.9%	3.7%
Expected return on plan assets	3.5%	4.5%	N/A	N/A
Rate of compensation increase	4.0%	4.0%	1.5%	1.5%

Amounts recognized in accumulated other comprehensive income

Amounts recognized in accumulated other comprehensive income as of December 31, 2015 and 2014, consist of the following:

	Pensions		Postretirement Health and Other
(in millions)	2015	2014	2015	2014
Net actuarial gain (loss)	$(35.1)	$(38.7)	$—	$0.9

Total amount recognized	$(35.1)	$(38.7)	$—	$0.9

Retirement Obligations and Retirement Benefit Costs of Plans to Changes in the Key Assumptions

The following table summarizes the sensitivity of our December 31, 2015 retirement obligations and 2016 retirement benefit costs of our plans to changes in the key assumptions used to determine those results (in millions):

Change in assumption:	Estimated increase (decrease) in 2016 Pension Cost	Estimated increase (decrease) in Projected Benefit Obligation for the year ended December 31, 2015	Estimated increase (decrease) in 2016 Other Postretirement Benefit Costs	Estimated increase (decrease) in Other Postretirement Benefit Obligation for the year ended December 31, 2015
0.5% increase in discount rate	$(0.3)	$(10.8)	$—	$(0.1)
0.5% decrease in discount rate	0.2	11.6	—	0.2
0.5% increase in long-term return on assets	(0.7)	N/A	N/A	N/A
0.5% decrease in long-term return on assets	0.7	N/A	N/A	N/A
1.0% increase in medical trend rates	N/A	N/A	0.1	0.2
1.0% decrease in medical trend rates	N/A	N/A	—	(0.2)

Weighted-Average Asset Allocations Pension Plans

The weighted-average asset allocations of the pension plans at December 31, 2015 and 2014, by asset category are as follows

	2015	2014
Equity	10.2%	15.0%
Debt Securities	28.9%	23.8%
Other	60.9%	61.2%

	100.0%	100.0%

Actual Allocations Pension Assets and Target Allocations by Asset Class

The actual allocations for the pension assets at December 31, 2015, and target allocations by asset class, are as follows:

	Target Allocations	Weighted Average Asset Allocations
Equity Securities	9.0%	10.2%
Debt Securities	29.0%	28.9%
Other	62.0%	60.9%

Schedule of plan assets using the fair value hierarchy

The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets. Level 2 refers to fair values estimated using significant other observable inputs, and Level 3 includes fair values estimated using significant non-observable inputs.

	December 31, 2015
Assets (in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash	$0.3	$—	$—	$0.3
Insurance group annuity contracts	—	—	89.9	89.9
Common/collective trust funds — Government, corporate and other non-government debt	—	36.7	—	36.7
Common/collective trust funds — Corporate equity	—	15.1	—	15.1
Common/collective trust funds — Customized strategy	—	5.9	—	5.9

Total	$0.3	$57.7	$89.9	$147.9

	December 31, 2014
Assets (in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash	$0.3	$—	$—	$0.3
Insurance group annuity contracts	—	—	98.9	98.9
Common/collective trust funds — Government, corporate and other non-government debt	—	21.1	—	21.1
Common/collective trust funds — Corporate equity	—	37.5	—	37.5
Common/collective trust funds — Customized strategy	—	4.3	—	4.3

Total	$0.3	$62.9	$98.9	$162.1

Reconciliation of the fair values measurements of plan assets using significant unobservable inputs (Level 3) from the beginning of the year to the end of the year

A reconciliation of the fair values measurements of plan assets using significant unobservable inputs (Level 3) from the beginning of the year to the end of the year is as follows:

	Insurance Contracts Year Ended December 31,
(in millions)	2015	2014
Beginning Balance	$98.9	$98.7
Actual return on assets	0.9	11.2
Benefit payments	(5.4)	(5.8)
Foreign currency impact	(4.6)	(5.2)

Ending Balance	$89.8	$98.9

Schedule of projected benefit payments from the plans

Projected benefit payments from the plans as of December 31, 2015 are estimated as follows:

(in millions)	Pension Plans	Postretirement Health and Other
2016	$10.6	$0.2
2017	11.0	0.2
2018	11.4	0.2
2019	11.9	0.2
2020	12.4	0.2
2021-2025	69.6	1.1

Fair value of plan assets for which the accumulated benefit obligation is in excess of the plan assets

The fair value of plan assets for which the accumulated benefit obligation is in excess of the plan assets as of December 31, 2015 and 2014 is as follows:

	Pension Plans
(in millions)	2015	2014
Projected benefit obligation	$177.2	$195.0
Accumulated benefit obligation	176.3	194.1
Fair value of plan assets	147.9	162.1

Schedule of components of period benefit costs

The components of periodic benefit costs for the Direct Plans for the three and six months ended June 30, 2016 and 2015 are as follows:

	Three Months Ended June 30, 2016		Six Months Ended June 30, 2016
(in millions)	Pension Plans	Postretirement Health and Other Plans	Pension Plans	Postretirement Health and Other Plans
Service cost—benefits earned during the period	$0.1	$—	$0.1	$—
Interest cost of projected benefit obligations	2.1	0.1	4.3	0.2
Expected return on plan assets	(1.6)	—	(3.2)	—
Amortization of actuarial net loss	0.7	—	1.3	—

Net periodic benefit costs	$1.3	$0.1	$2.5	$0.2

	Three Months Ended June 30, 2015		Six Months Ended June 30, 2015
(in millions)	Pension Plans	Postretirement Health and Other Plans	Pension Plans	Postretirement Health and Other Plans
Service cost—benefits earned during the period	$0.1	$—	$0.2	$—
Interest cost of projected benefit obligations	1.6	0.1	3.2	0.1
Expected return on plan assets	(1.4)	—	(2.7)	—
Amortization of actuarial net loss	0.3	—	0.6	—

Net periodic benefit costs	$0.6	$0.1	$1.3	$0.1

The contributions by MFS to the multiemployer plan for the years ended December 31, 2015, 2014 and 2013 are as follows:

(in millions)
Pension Fund	EIN / Pension Plan Number	2015	2014	2013
Sheet Metal Workers’ National Pension Fund	52-6112463 / 001	$—	$—	$0.3

Total Contributions		$—	$—	$0.3